MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2020
MINERAL PROPERTIES
MINERAL PROPERTIES

6.MINERAL PROPERTIES

The Company’s mineral properties consist of the Camino Rojo Project, the Cerro Quema Project, and the Monitor Gold Project.

(a)	Camino Rojo Project

The Camino Rojo Project lies 190 km NE of the city of Zacatecas, 48 km S-SW of the town of Concepcion del Oro, and 54 km S-SE of Newmont Corporation’s (“Newmont”) Peñasquito Mine. In November 2017, we acquired the Camino Rojo Project, a gold and silver oxide heap leach project located in Zacatecas State, Mexico, from Goldcorp Inc. (now called Newmont Corporation). A 2% net smelter return royalty (the “Royalty”) on the sale of all metal production from the oxide material at Camino Rojo was granted to Newmont as part of the acquisition. The Royalty was subsequently acquired by Maverix Metals Inc. on October 29, 2020.

The Company and Newmont also entered into an option agreement regarding the potential development of sulphide operations at Camino Rojo. Pursuant to the option agreement, Newmont will, subject to the applicable sulphide project meeting certain thresholds, have an option to acquire a 60% or 70% interest in the applicable sulphide project (“Sulphide Option”). The Royalty excludes revenue on the sale of metals produced from a sulphide project . However, should Newmont decide not to elect to acquire an interest in an applicable sulphide project, Newmont would be entitled to a 2% net smelter return royalty on metals produced from the sulphide material.

The Company has received all permits and satisfied all conditions for the construction of a mine at Camino Rojo.  Effective November 30, 2020, this project was removed from mineral property interests and reclassified to mineral properties under development and construction.  Upon moving this project from exploration and evaluation to development, we tested it for impairment. Factors considered in the impairment test included mineral reserves, future commodity prices, construction and sustaining capital costs, operating costs, and relevant taxes.  Other factors considered included discount rates incorporating the time value of money and the risks specific to the Camino Rojo project.  We concluded no impairment was necessary.

(b)	Cerro Quema Project

The Cerro Quema Project is located on the Azuero Peninsula in Los Santos Province, Panama. The project is at the exploration and development stage for a proposed open pit mine with process by heap leaching.

In December 2016, we acquired 100% of the Cerro Quema Project by acquiring Pershimco Resources Inc. through the issuance of a combination of Orla common shares and warrants, and the assumption of Pershimco’s long term debt, which we subsequently paid off. We own the mineral rights as well as the surface rights over the current mineral resource areas, proposed mine development areas, and priority drill target areas.

The original 20‑year terms for these concessions expired in February and March of 2017. The Company has applied for the prescribed ten year extension to these concessions as it is entitled to under Panamanian mineral law. In March 2017, the Ministry of Commerce and Industry provided written confirmation to the Company that the extension applications had been received and that exploration work could continue while the Company awaits renewal of the concessions. As of the date of these financial statements, final concession renewals have not been received; however, we continue to receive ongoing drilling, water use, environmental and other permits, and have paid concession taxes, in the normal course.

(c)	Monitor Gold Project

The Monitor Gold Project consists of three separate option agreements consisting of 422 claims covering 3,416 hectares in Nye County, Nevada, USA.

In 2019, the payments required under the option agreements consisted of $50,000 in share issuances, a $20,000 in advance royalty payments, and $30,000 in work commitments, all of which requirements were met by the Company. For 2020, these consist of $40,000 in advance royalty payments, and $75,000 in work commitments, both of which requirements for 2020 have been met. To maintain the option agreements in good standing, minimum payments and work commitments are required each year until 2038.

(d)	Mineral property interest assets

	Camino	Cerro	Monitor
	Rojo	Quema	Gold	Total
Acquisition costs at historical rates
At January 1, 2019	$42,615	$82,429	$314	$125,358
Additions	—	—	—	—
At December 31, 2019	$42,615	$82,429	$314	$125,358
Additions	—	—	—	—
Transferred to mineral properties under development and construction (note 7)	(39,272)	—	—	(39,272)
Transferred to value added taxes recoverable	(3,343)	—	—	(3,343)
At December 31, 2020	$—	$82,429	$314	$82,743

Accumulated foreign exchange on translation
At January 1, 2019	$(1,259)	$—	$—	$(1,259)
Due to changes in exchange rates	1,544	—	—	1,544
At December 31, 2019	285	—	—	285
Due to changes in exchange rates	(2,414)	—	—	(2,414)
Transferred to mineral properties under development and construction (note 7)	2,129	—	—	2,129
At December 31, 2020	$—	$—	$—	$—

Acquisition costs
At December 31, 2019	$42,900	$82,429	$314	$125,643
At December 31, 2020	$—	$82,429	$314	$82,743

During the year ended December 31, 2020, the Company filed to recover $3,343,000 in value added taxes paid on the initial acquisition of the Camino Rojo project.  Accordingly, we reclassified this amount to value added taxes recoverable.